Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 2,200,000	$ 2,300,000	$ 2,000,000
Recognized expense related to plan	$ 14,153,000	$ 18,814,000	$ 58,007,000
2015 Employee Stock purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of discount rate to purchase of company's stock		5.00%
Recognized expense related to plan		$ 0
Share reserved for purchase		2,600,000
Shares issued which is included in shares outstanding	11,589	5,233
Employee Earnings First 3% [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer matching contribution	100.00%
Percentage of employee's eligible earnings	3.00%
Employee Earnings Next 2% [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer matching contribution	50.00%
Percentage of employee's eligible earnings	2.00%